Columbia Management

                                                                 MA5-515-11-05
                                                          One Financial Center
                                                   Boston, Massachusetts 02111


August 3, 2005

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:     Columbia Funds Trust V (the "Trust")
         Columbia Large Company Index Fund
         Columbia Small Company Index Fund
         Columbia U.S. Treasury Index Fund (the "Funds")
         File Nos. 33-12109 & 811-5030

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information dated August 1, 2005 for the Funds do not differ from that contained in Post-Effective Amendment No. 45 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on July 29, 2005.

The Funds' Prospectuses and Statement of Additional Information dated August 1, 2005 are now being used in connection with the public offering and sale of shares of the Funds.

Very truly yours,

COLUMBIA FUNDS TRUST V
On behalf of
 COLUMBIA LARGE COMPANY INDEX FUND
 COLUMBIA SMALL COMPANY INDEX FUND
 COLUMBIA U.S. TREASURY INDEX FUND




   /s/ VINCENT P. PIETROPAOLO
   Vincent P. Pietropaolo
   Assistant Secretary

Columbia Management is the primary asset management group, and a nonbank subsidiary of Bank of America Corp.

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